Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of DCP Related Compensation (Income) Expense

The table below shows compensation (income) expense related to the DCP recorded during the nine months ended September 30, 2019 and 2020, respectively:

	Nine Months Ended
	September 30,
	2019	2020
DCP related compensation (income) expense	$304	$(115)

	Year Ended
	December 31,
	2018	2019
DCP related compensation (income) expense	$(75)	$408